Fair Value Measurements - Fair and Carrying Value (Details) - USD ($) $ in Millions	Sep. 01, 2016	Sep. 03, 2015
Fair value disclosure [Line Items]
Carrying Value of Debt	$ 9,910	$ 7,341
Fair Value | Level 2 | Notes and MMJ creditor installment payments
Fair value disclosure [Line Items]
Fair Value of Notes and MMJ creditor installment payments	7,257	5,020
Fair Value | Level 2 | Convertible Notes
Fair value disclosure [Line Items]
Fair Value of Convertible notes	2,408	2,508
Carrying Value | Notes and MMJ creditor installment payments
Fair value disclosure [Line Items]
Carrying Value of Debt	7,050	5,077
Carrying Value | Convertible Notes
Fair value disclosure [Line Items]
Carrying Value of Debt	$ 1,454	$ 1,472